UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 100.4%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.5%
European Aeronautic Defence & Space Co.	56,122	$2,298,307
General Dynamics Corp.	33,624	2,467,329
Honeywell International, Inc.	59,872	3,655,186
L-3 Communications Holdings, Inc.	5,966	422,214
Northrop Grumman Corp.	15,716	959,933
Raytheon Co.	74,944	3,955,544
Rockwell Collins, Inc.	25,533	1,469,679
Rolls-Royce Holdings PLC(1)	272,487	3,539,868
Textron, Inc.	43,608	1,213,611

		$19,981,671

Air Freight & Logistics — 0.4%
Deutsche Post AG	82,457	$1,587,208
Expeditors International of Washington, Inc.	71,807	3,339,743
United Parcel Service, Inc., Class B	5,565	449,207

		$5,376,158

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	10,200	$362,765
Compagnie Generale des Etablissements Michelin, Class B	26,277	1,957,509
Dana Holding Corp.	46,794	725,307
Denso Corp.	60,300	2,037,470
Goodyear Tire & Rubber Co. (The)(1)	61,752	692,857
Johnson Controls, Inc.	63,322	2,056,698
Toyoda Gosei Co., Ltd.	12,800	252,266
Toyota Industries Corp.	6,400	194,957
Yokohama Rubber Co., Ltd. (The)	229,000	1,664,861

		$9,944,690

Automobiles — 1.3%
Daimler AG	132,059	$7,963,189
Fiat SpA	471,780	2,773,878
Honda Motor Co., Ltd.	103,900	4,001,624
Isuzu Motors, Ltd.	264,000	1,557,698
Mazda Motor Corp.(1)	115,000	203,706
Suzuki Motor Corp.	52,800	1,272,215
Yamaha Motor Co., Ltd.	18,800	254,384

		$18,026,694

Beverages — 1.3%
Coca-Cola Co. (The)	82,128	$6,078,293
Coca-Cola West Co., Ltd.	26,200	461,402
Constellation Brands, Inc., Class A(1)	33,994	801,918
Heineken Holding NV	24,773	1,159,976
Heineken NV	30,199	1,678,833
Kirin Holdings Co., Ltd.	70,000	911,480
PepsiCo, Inc.	77,079	5,114,192
Pernod-Ricard SA	15,528	1,623,532

	N(000.000.000	N(000.000.000
Security	Shares	Value
Takara Holdings, Inc.	84,000	574,000

		$18,403,626

Biotechnology — 2.0%
Amgen, Inc.	86,623	$5,889,498
Biogen Idec, Inc.(1)	59,278	7,467,249
BioMarin Pharmaceutical, Inc.(1)	19,589	670,923
Celgene Corp.(1)	98,098	7,604,557
Gilead Sciences, Inc.(1)	124,934	6,103,026

		$27,735,253

Building Products — 0.2%
Asahi Glass Co., Ltd.	76,776	$658,172
Daikin Industries, Ltd.	89,000	2,441,787

		$3,099,959

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	5,077	$567,659
Deutsche Bank AG	160,226	7,977,507
Franklin Resources, Inc.	19,250	2,387,578
GAM Holding, Ltd.(1)	58,376	850,321
Greenhill & Co., Inc.	19,111	834,004
ICAP PLC	178,286	1,120,474
Janus Capital Group, Inc.	55,930	498,336
Julius Baer Group, Ltd.(1)	76,144	3,074,551
Lazard, Ltd., Class A	58,066	1,658,365
Morgan Stanley	119,686	2,350,633
Northern Trust Corp.	22,312	1,058,704
State Street Corp.	39,300	1,788,150

		$24,166,282

Chemicals — 2.3%
Air Products and Chemicals, Inc.	37,115	$3,407,157
Akzo Nobel NV	18,556	1,096,107
BASF SE	123,106	10,764,325
Daicel Chemical Industries, Ltd.	51,000	330,359
Dow Chemical Co. (The)	14,120	489,117
Eastman Chemical Co.	22,750	1,175,947
Hitachi Chemical Co., Ltd.	16,800	304,843
Johnson Matthey PLC	85,911	3,240,463
Kaneka Corp.	57,000	345,773
Linde AG	19,853	3,561,331
Mitsubishi Gas Chemical Co., Inc.	55,000	370,073
Monsanto Co.	12,777	1,019,093
Nitto Denko Corp.	5,900	240,598
Shin-Etsu Chemical Co., Ltd.	34,500	2,007,549
Showa Denko KK	236,000	540,279
Sumitomo Chemical Co., Ltd.	341,000	1,463,642
Toray Industries, Inc.	201,000	1,499,239
Tosoh Corp.	173,000	485,136

		$32,341,031

	N(000.000.000	N(000.000.000
Security	Shares	Value
Commercial Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA	1,082,652	$8,629,929
Banco Santander SA	667,076	5,129,844
Barclays PLC	970,125	3,655,875
BB&T Corp.	34,843	1,093,722
BNP Paribas	76,501	3,639,164
CaixaBank SA	267,829	1,043,298
Credit Agricole SA	468,955	2,919,974
Danske Bank A/S(1)	101,100	1,718,490
DNB ASA	23,300	299,784
Fifth Third Bancorp	192,006	2,697,684
First Horizon National Corp.	169,470	1,759,099
First Republic Bank(1)	23,946	788,781
Gunma Bank, Ltd. (The)	106,000	569,411
Hachijuni Bank, Ltd. (The)	89,000	526,649
Hiroshima Bank, Ltd. (The)	87,000	398,549
HSBC Holdings PLC	741,510	6,586,250
Huntington Bancshares, Inc.	307,053	1,980,492
Intesa Sanpaolo SpA	1,391,117	2,493,429
KBC Groep NV	22,722	571,484
KeyCorp	306,709	2,607,027
Lloyds Banking Group PLC(1)	3,975,334	2,139,252
Mizuho Financial Group, Inc.	155,441	255,743
Natixis	165,993	639,559
PNC Financial Services Group, Inc.	42,872	2,764,815
Shinsei Bank, Ltd.	390,000	513,403
Standard Chartered PLC	326,236	8,146,652
Sumitomo Mitsui Financial Group, Inc.	7,208	238,568
SunTrust Banks, Inc.	46,137	1,115,131
U.S. Bancorp	114,393	3,623,970
UniCredit SpA	27,172	136,073
Wells Fargo & Co.	60,937	2,080,389
Zions Bancorporation	41,793	896,878

		$71,659,368

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	60,200	$2,966,440
Toppan Printing Co., Ltd.	28,000	220,178
Waste Management, Inc.	81,625	2,853,610

		$6,040,228

Communications Equipment — 3.1%
Alcatel-Lucent(1)	295,793	$674,295
Cisco Systems, Inc.	901,321	19,062,939
JDS Uniphase Corp.(1)	28,713	416,051
Juniper Networks, Inc.(1)	78,925	1,805,804
Nokia Oyj	90,521	495,218
QUALCOMM, Inc.	305,753	20,797,319

		$43,251,626

Computers & Peripherals — 6.4%
Apple, Inc.(1)	139,260	$83,482,192
EMC Corp.(1)	76,080	2,273,270
Lexmark International, Inc., Class A	11,965	397,717

	N(000.000.000	N(000.000.000
Security	Shares	Value
NEC Corp.(1)	163,000	342,832
Toshiba Corp.	313,000	1,390,119

		$87,886,130

Construction & Engineering — 0.4%
Bouygues SA	19,011	$579,738
Chiyoda Corp.	69,000	884,159
Ferrovial SA	95,985	1,102,361
Fluor Corp.	9,129	548,105
JGC Corp.	67,000	2,090,927

		$5,205,290

Construction Materials — 0.1%
CRH PLC	35,293	$721,757
Imerys SA	10,993	669,160
Lafarge SA	6,791	323,636

		$1,714,553

Consumer Finance — 0.4%
American Express Co.	45,990	$2,660,981
Capital One Financial Corp.	10,344	576,575
Credit Saison Co., Ltd.	45,600	929,746
SLM Corp.	50,603	797,503

		$4,964,805

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	41,898	$977,899
Sealed Air Corp.	79,892	1,542,715
Toyo Seikan Kaisha, Ltd.	51,400	744,333

		$3,264,947

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$188,244
Genuine Parts Co.	56,294	3,532,448
LKQ Corp.(1)	30,965	965,179

		$4,685,871

Diversified Financial Services — 0.7%
CME Group, Inc.	955	$276,310
Deutsche Boerse AG	36,045	2,427,027
ING Groep NV(1)	134,578	1,120,773
Investor AB, Class B	56,000	1,241,881
JPMorgan Chase & Co.	72,740	3,344,585
Moody’s Corp.	18,539	780,492
ORIX Corp.	4,130	396,793

		$9,587,861

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	258,166	$8,062,524
BT Group PLC	454,642	1,646,907
Deutsche Telekom AG	380,834	4,588,347

	N(000.000.000	N(000.000.000
Security	Shares	Value
France Telecom SA	351,722	5,216,340
Telefonica SA	542,662	8,903,178
Verizon Communications, Inc.	129,319	4,943,865
Windstream Corp.	133,199	1,559,760

		$34,920,921

Electric Utilities — 1.2%
Duke Energy Corp.	69,890	$1,468,389
E.ON AG	281,153	6,735,591
EDF SA	41,600	949,705
Edison International	51,169	2,175,194
Enel SpA	692,425	2,503,379
Fortum Oyj	90,266	2,191,626

		$16,023,884

Electrical Equipment — 0.8%
ABB, Ltd.(1)	334,273	$6,841,089
Cooper Industries PLC, Class A	21,762	1,391,680
Fujikura, Ltd.	69,000	232,556
Legrand SA	47,726	1,757,417
Mabuchi Motor Co., Ltd.	5,000	228,436

		$10,451,178

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.	82,200	$731,360
Corning, Inc.	26,615	374,739
Keyence Corp.	1,221	289,074
Kyocera Corp.	53,734	4,970,326
Molex, Inc.	34,890	981,107
Nippon Electric Glass Co., Ltd.	21,000	184,810
OMRON Corp.	16,500	357,338
Taiyo Yuden Co., Ltd.	154,000	1,661,596
TDK Corp.	54,600	3,129,133

		$12,679,483

Energy Equipment & Services — 0.8%
CGGVeritas(1)	31,600	$939,165
Halliburton Co.	123,425	4,096,476
Saipem SpA	17,353	896,550
Schlumberger, Ltd.	62,861	4,395,870
Technip SA	9,124	1,077,405

		$11,405,466

Food & Staples Retailing — 2.2%
Carrefour SA	208,600	$4,999,670
Casino Guichard-Perrachon SA	11,211	1,105,225
CVS Caremark Corp.	167,054	7,484,019
Delhaize Group SA	27,344	1,438,300
Koninklijke Ahold NV	134,328	1,861,255
Kroger Co. (The)	14,980	362,965
Metro AG	26,403	1,020,936
Seven & i Holdings Co., Ltd.	88,400	2,636,040
Supervalu, Inc.	39,692	226,641

	N(000.000.000	N(000.000.000
Security	Shares	Value
Sysco Corp.	28,621	854,623
UNY Co., Ltd.	23,000	250,689
Wal-Mart Stores, Inc.	133,551	8,173,321

		$30,413,684

Food Products — 2.9%
Archer-Daniels-Midland Co.	12,901	$408,446
Campbell Soup Co.	17,968	608,217
ConAgra Foods, Inc.	14,029	368,402
H.J. Heinz Co.	47,559	2,546,784
Kraft Foods, Inc., Class A	88,500	3,363,885
Maruha Nichiro Holdings, Inc.	111,000	194,921
Nestle SA	370,535	23,312,786
Nissin Foods Holdings Co., Ltd.	11,700	437,921
Toyo Suisan Kaisha, Ltd.	15,000	390,045
Unilever NV	206,666	7,031,682
Yakult Honsha Co., Ltd.	19,700	679,088

		$39,342,177

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$729,128
Snam Rete Gas SpA	175,073	841,924

		$1,571,052

Health Care Equipment & Supplies — 0.7%
Analogic Corp.	12,942	$874,103
Covidien PLC	51,806	2,832,752
Edwards Lifesciences Corp.(1)	5,485	398,924
Hologic, Inc.(1)	28,813	620,920
Medtronic, Inc.	35,589	1,394,733
Orthofix International NV(1)	16,715	628,150
Terumo Corp.	71,500	3,435,833

		$10,185,415

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	43,561	$1,728,500
DaVita, Inc.(1)	17,678	1,594,025
Laboratory Corp. of America Holdings(1)	16,119	1,475,533
Lincare Holdings, Inc.	46,110	1,193,327
McKesson Corp.	22,301	1,957,359
Medco Health Solutions, Inc.(1)	28,789	2,023,867
Team Health Holdings, Inc.(1)	17,059	350,733
Tenet Healthcare Corp.(1)	159,375	846,281
UnitedHealth Group, Inc.	64,272	3,788,192
WellPoint, Inc.	7,456	550,253

		$15,508,070

Health Care Technology — 0.0%(2)
Allscripts Healthcare Solutions, Inc.(1)	31,347	$520,360

		$520,360

	N(000.000.000	N(000.000.000
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$935,577
Bally Technologies, Inc.(1)	11,183	522,805
Carnival Corp.	46,402	1,488,576
International Game Technology	42,344	710,956
Marriott International, Inc., Class A	10,655	403,292
McDonald’s Corp.	73,173	7,178,271
Six Flags Entertainment Corp.	17,977	840,784
Yum! Brands, Inc.	68,297	4,861,381

		$16,941,642

Household Durables — 0.2%
Casio Computer Co., Ltd.(1)	85,000	$612,624
PulteGroup, Inc.(1)	84,375	746,719
Sekisui Chemical Co., Ltd.	61,000	531,437
Sony Corp.	57,600	1,204,880

		$3,095,660

Household Products — 0.9%
Clorox Co. (The)	20,211	$1,389,506
Colgate-Palmolive Co.	3,997	390,827
Henkel AG & Co. KGaA, PFC Shares	20,000	1,465,671
Kimberly-Clark Corp.	23,485	1,735,307
Procter & Gamble Co.	78,880	5,301,525
Reckitt Benckiser Group PLC	30,271	1,712,673
Uni-Charm Corp.	12,400	654,598

		$12,650,107

Industrial Conglomerates — 1.6%
3M Co.	53,517	$4,774,251
General Electric Co.	197,680	3,967,438
Nisshinbo Holdings, Inc.	82,000	781,396
Siemens AG	126,201	12,726,613

		$22,249,698

Insurance — 3.7%
ACE, Ltd.	25,406	$1,859,719
Ageas NV SA	225,000	494,898
Allianz SE	84,009	10,026,602
Allstate Corp. (The)	16,927	557,237
Aon Corp.	3,503	171,857
Assicurazioni Generali SpA	284,622	4,418,596
Berkshire Hathaway, Inc., Class B(1)	16,883	1,370,055
Chubb Corp.	4,667	322,536
Cincinnati Financial Corp.	95,829	3,307,059
CNP Assurances	56,816	886,781
Delta Lloyd NV	38,000	668,271
Hartford Financial Services Group, Inc.	64,880	1,367,670
HCC Insurance Holdings, Inc.	27,655	862,006
Lincoln National Corp.	41,690	1,098,948
Mapfre SA	129,606	417,513
Marsh & McLennan Cos., Inc.	88,523	2,902,669
MetLife, Inc.	107,541	4,016,656

	N(000.000.000	N(000.000.000
Security	Shares	Value
MS&AD Insurance Group Holdings, Inc.	20,500	424,111
Principal Financial Group, Inc.	44,331	1,308,208
Prudential Financial, Inc.	37,177	2,356,650
Prudential PLC	349,752	4,190,874
Resolution, Ltd.	95,702	399,832
RSA Insurance Group PLC	678,764	1,135,948
SCOR SE	63,370	1,712,780
Sony Financial Holdings, Inc.	27,200	485,357
Standard Life PLC	479,801	1,763,391
Swiss Life Holding AG(1)	9,633	1,146,316
T&D Holdings, Inc.	54,600	637,500
Tryg A/S	15,498	875,398

		$51,185,438

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	61,374	$12,428,849
priceline.com, Inc.(1)	9,664	6,933,920

		$19,362,769

Internet Software & Services — 2.7%
Baidu, Inc. ADR(1)	47,339	$6,900,606
eBay, Inc.(1)	83,100	3,065,559
Google, Inc., Class A(1)	41,753	26,773,694
United Internet AG	44,534	839,351

		$37,579,210

IT Services — 2.1%
Accenture PLC, Class A	11,810	$761,745
AtoS	5,628	324,594
CapGemini SA	56,171	2,514,309
Cognizant Technology Solutions Corp., Class A(1)	81,339	6,259,036
Fidelity National Information Services, Inc.	51,873	1,718,034
International Business Machines Corp.	62,048	12,946,315
MasterCard, Inc., Class A	3,924	1,650,199
Nomura Research Institute, Ltd.	6,800	169,904
NTT Data Corp.	209	740,460
Obic Co., Ltd.	730	148,445
Otsuka Corp.	2,600	211,819
Western Union Co.	49,601	872,977

		$28,317,837

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$795,025
Nikon Corp.	63,000	1,934,962
Sankyo Co., Ltd.	4,300	211,614

		$2,941,601

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,037	$580,277
Bruker Corp.(1)	41,491	635,227
PerkinElmer, Inc.	27,425	758,576

	N(000.000.000	N(000.000.000
Security	Shares	Value
Thermo Fisher Scientific, Inc.	17,359	978,700

		$2,952,780

Machinery — 2.3%
Caterpillar, Inc.	35,948	$3,829,181
Dover Corp.	15,298	962,856
Eaton Corp.	45,472	2,265,870
Ebara Corp.	104,000	376,304
Fanuc, Ltd.	52,827	9,462,116
IHI Corp.	213,000	541,428
Japan Steel Works, Ltd.	71,000	490,035
Kawasaki Heavy Industries, Ltd.	107,000	330,680
Komatsu, Ltd.	67,800	1,949,552
Kone Oyj, Class B	7,667	426,918
Kurita Water Industries, Ltd.	7,400	182,183
Makita Corp.	6,700	271,967
MAN AG	10,039	1,336,307
Minebea Co., Ltd.	290,127	1,277,420
NSK, Ltd.	32,000	249,134
NTN Corp.	52,000	222,189
Okuma Corp.	32,000	267,227
Pall Corp.	23,035	1,373,577
Parker Hannifin Corp.	13,311	1,125,445
SMC Corp.	1,900	304,058
Snap-On, Inc.	15,120	921,866
Stanley Black & Decker, Inc.	40,728	3,134,427
Sumitomo Heavy Industries, Ltd.	119,000	665,863
Titan International, Inc.	13,412	317,194

		$32,283,797

Marine — 0.1%
Kirby Corp.(1)	3,948	$259,739
Nippon Yusen KK	473,000	1,498,479

		$1,758,218

Media — 3.0%
British Sky Broadcasting Group PLC	480,276	$5,195,766
Comcast Corp., Class A	435,803	13,078,448
Focus Media Holding, Ltd. ADR	10,518	264,212
Hakuhodo DY Holdings, Inc.	9,590	605,749
IMAX Corp.(1)	77,253	1,888,063
Interpublic Group of Cos., Inc.	50,333	574,300
JC Decaux SA(1)	44,715	1,366,484
McGraw-Hill Cos., Inc. (The)	27,142	1,315,573
Omnicom Group, Inc.	54,629	2,766,959
ProSiebenSat.1 Media AG, PFC Shares	27,382	703,674
Time Warner Cable, Inc.	21,148	1,723,562
Time Warner, Inc.	10,926	412,456
Viacom, Inc., Class B	3,330	158,042
Virgin Media, Inc.	100,424	2,508,592
Walt Disney Co. (The)	174,880	7,656,246
Wolters Kluwer NV	45,032	853,120

		$41,071,246

	N(000.000.000	N(000.000.000
Security	Shares	Value
Metals & Mining — 2.5%
Anglo American PLC	100,152	$3,754,044
ArcelorMittal	66,297	1,269,150
BHP Billiton PLC	189,390	5,804,267
Boliden AB	55,800	877,647
Cliffs Natural Resources, Inc.	12,895	893,108
Dowa Holdings Co., Ltd.	105,000	704,424
JFE Holdings, Inc.	8,900	193,504
Kobe Steel, Ltd.	216,000	353,220
Mitsubishi Materials Corp.	80,000	255,368
Newmont Mining Corp.	29,235	1,498,878
Nucor Corp.	23,673	1,016,755
Pacific Metals Co., Ltd.(1)	42,000	232,406
Randgold Resources, Ltd.	9,456	825,924
Rio Tinto PLC	168,867	9,359,824
Sumitomo Metal Industries, Ltd.	307,000	626,259
Sumitomo Metal Mining Co., Ltd.	66,000	935,976
Umicore SA	13,474	742,644
United States Steel Corp.	59,536	1,748,572
Xstrata PLC	205,850	3,526,591

		$34,618,561

Multi-Utilities — 1.4%
Centrica PLC	778,444	$3,940,893
CMS Energy Corp.	137,634	3,027,948
Consolidated Edison, Inc.	24,350	1,422,527
Dominion Resources, Inc.	27,793	1,423,279
GDF Suez	267,292	6,909,087
NiSource, Inc.	42,420	1,032,927
Public Service Enterprise Group, Inc.	58,826	1,800,664

		$19,557,325

Multiline Retail — 1.0%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$842,502
Kohl’s Corp.	23,927	1,197,068
Macy’s, Inc.	48,120	1,911,808
Marks & Spencer Group PLC	432,844	2,623,197
Next PLC	41,584	1,982,598
Nordstrom, Inc.	19,173	1,068,320
PPR SA	7,380	1,269,691
Target Corp.	54,531	3,177,521

		$14,072,705

Office Electronics — 0.4%
Brother Industries, Ltd.	22,000	$300,575
Canon, Inc.	67,400	3,224,151
Konica Minolta Holdings, Inc.	66,500	586,778
Ricoh Co., Ltd.	23,000	226,018
Xerox Corp.	208,743	1,686,643

		$6,024,165

Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.	35,234	$2,760,232

	N(000.000.000	N(000.000.000
Security	Shares	Value
BP PLC	758,133	5,646,032
Cairn Energy PLC(1)	244,242	1,265,115
Chevron Corp.	95,020	10,189,945
ConocoPhillips	90,139	6,851,465
Cosmo Oil Co., Ltd.	79,000	220,441
Devon Energy Corp.	8,417	598,617
El Paso Corp.	41,669	1,231,319
ENI SpA	313,427	7,345,207
Exxon Mobil Corp.	207,138	17,965,079
Hess Corp.	20,723	1,221,621
Idemitsu Kosan Co., Ltd.	3,100	310,192
Marathon Petroleum Corp.	21,876	948,543
Royal Dutch Shell PLC, Class A	338,811	11,850,309
Royal Dutch Shell PLC, Class B	320,700	11,294,220
Southwestern Energy Co.(1)	24,167	739,510
Spectra Energy Corp.	35,562	1,121,981
Suncor Energy, Inc.	17,376	568,195
Total SA	346,824	17,715,604
Williams Cos., Inc.	118,494	3,650,800
WPX Energy, Inc.(1)	16,500	297,165

		$103,791,592

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,046,963
OJI Paper Co., Ltd.	44,000	213,457

		$1,260,420

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,578,231
Kao Corp.	85,654	2,258,712
USANA Health Sciences, Inc.(1)	7,218	269,448

		$4,106,391

Pharmaceuticals — 7.2%
Abbott Laboratories	115,361	$7,070,476
Allergan, Inc.	27,084	2,584,626
Astellas Pharma, Inc.	58,400	2,405,440
AstraZeneca PLC	135,442	6,020,156
Bayer AG	45,192	3,178,301
Chugai Pharmaceutical Co., Ltd.	114,200	2,115,732
Daiichi Sankyo Co., Ltd.	41,500	758,574
Eisai Co., Ltd.	59,846	2,379,638
Eli Lilly & Co.	41,259	1,661,500
GlaxoSmithKline PLC	541,207	12,099,124
Hisamitsu Pharmaceutical Co., Inc.	4,800	227,904
Johnson & Johnson	116,341	7,673,852
Merck & Co., Inc.	212,993	8,178,931
Mitsubishi Tanabe Pharma Corp.	10,000	140,813
Novartis AG	240,605	13,319,325
Pfizer, Inc.	109,562	2,482,675
Roche Holding AG PC	90,220	15,701,016
Sanofi SA	113,850	8,833,794
Takeda Pharmaceutical Co., Ltd.	20,531	904,668

	N(000.000.000	N(000.000.000
Security	Shares	Value
Watson Pharmaceuticals, Inc.(1)	32,108	2,153,162

		$99,889,707

Professional Services — 0.2%
Adecco SA(1)	26,539	$1,390,009
Equifax, Inc.	15,217	673,505
Robert Half International, Inc.	36,884	1,117,585

		$3,181,099

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	19,546	$1,231,789
AvalonBay Communities, Inc.	19,158	2,707,983
British Land Co. PLC	195,831	1,503,130
Capital Shopping Centres Group PLC	189,600	1,005,113
Japan Real Estate Investment Corp.	37	326,241
Nippon Building Fund, Inc.	40	380,787
Simon Property Group, Inc.	32,545	4,741,156

		$11,896,199

Real Estate Management & Development — 0.3%
Capital & Counties Properties PLC	189,600	$582,211
CB Richard Ellis Group, Inc., Class A(1)	41,385	826,045
Daito Trust Construction Co., Ltd.	6,300	568,905
Heiwa Real Estate Co., Ltd.	202,500	554,060
Nomura Real Estate Holdings, Inc.	27,400	487,165
NTT Urban Development Corp.	443	362,816
Sumitomo Realty & Development Co., Ltd.	23,000	560,093

		$3,941,295

Road & Rail — 0.6%
Central Japan Railway Co.	55	$454,206
CSX Corp.	115,014	2,475,101
East Japan Railway Co.	11,200	707,044
Hankyu Hanshin Holdings, Inc.	128	559
Kansas City Southern(1)	23,993	1,720,058
Keio Corp.	139,000	997,355
Ryder System, Inc.	14,154	747,331
Tobu Railway Co., Ltd.	135,000	717,423

		$7,819,077

Semiconductors & Semiconductor Equipment — 3.3%
ARM Holdings PLC	410,900	$3,876,633
Broadcom Corp., Class A(1)	124,725	4,901,692
Cirrus Logic, Inc.(1)	62,702	1,492,307
Cree, Inc.(1)	17,003	537,805
Cypress Semiconductor Corp.(1)	217,447	3,398,697
Intel Corp.	797,920	22,429,531
NXP Semiconductors NV(1)	54,841	1,459,319
ON Semiconductor Corp.(1)	53,708	483,909
ROHM Co., Ltd.	6,300	312,612
STMicroelectronics NV	36,627	299,877
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	1,394,010
Texas Instruments, Inc.	32,242	1,083,654

	N(000.000.000	N(000.000.000
Security	Shares	Value
Tokyo Electron, Ltd.	53,500	3,085,044
Veeco Instruments, Inc.(1)	19,590	560,274

		$45,315,364

Software — 5.4%
Citrix Systems, Inc.(1)	46,346	$3,657,163
Compuware Corp.(1)	66,874	614,572
Concur Technologies, Inc.(1)	38,482	2,208,097
Dassault Systemes SA	8,000	736,690
Konami Corp.	56,900	1,629,472
Microsoft Corp.	1,282,918	41,374,106
Nuance Communications, Inc.(1)	90,485	2,314,606
Oracle Corp.	529,690	15,445,760
Sage Group PLC (The)	110,516	529,103
Symantec Corp.(1)	199,867	3,737,513
Trend Micro, Inc.	57,397	1,776,063

		$74,023,145

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	10,682	$529,934
CarMax, Inc.(1)	5,464	189,328
Fast Retailing Co., Ltd.	50,300	11,540,401
Gap, Inc. (The)	73,351	1,917,395
Home Depot, Inc. (The)	134,573	6,770,368
Lowe’s Companies, Inc.	115,992	3,639,829
Tiffany & Co.	26,337	1,820,677
USS Co., Ltd.	2,720	276,643
Yamada Denki Co., Ltd.	4,360	273,832

		$26,958,407

Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG	18,804	$1,469,357
Asics Corp.	20,000	228,410
Christian Dior SA	10,660	1,637,514
Coach, Inc.	16,626	1,284,857
Hanesbrands, Inc.(1)	25,679	758,558
NIKE, Inc., Class B	30,110	3,265,128
Onward Holdings Co., Ltd.	30,000	244,995
Swatch Group, Ltd. (The)	6,424	2,953,180

		$11,841,999

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	258,361	$1,888,619

		$1,888,619

Tobacco — 2.4%
Altria Group, Inc.	22,116	$682,721
British American Tobacco PLC	275,025	13,854,271
Imperial Tobacco Group PLC	177,291	7,191,944
Japan Tobacco, Inc.	409	2,315,126
Philip Morris International, Inc.	104,479	9,257,884

		$33,301,946

	N(000.000.000	N(000.000.000
Security	Shares	Value
Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$1,069,014
Mitsubishi Corp.	77,500	1,813,652
Sumitomo Corp.	122,000	1,773,474
Wolseley PLC	51,754	1,977,359

		$6,633,499

Transportation Infrastructure — 0.1%
ADP	13,565	$1,113,877
Kamigumi Co., Ltd.	46,000	381,939

		$1,495,816

Wireless Telecommunication Services — 1.8%
KDDI Corp.	537	$3,494,013
MetroPCS Communications, Inc.(1)	31,693	285,871
Rogers Communications, Inc., Class B	46,378	1,841,207
Softbank Corp.(1)	149,098	4,438,819
Vodafone Group PLC	5,349,088	14,754,626

		$24,814,536

Total Common Stocks — 100.4% (identified cost $1,058,480,015)		$1,389,179,603

Call Options Written — (1.5)%

	N(000.000.000		N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	16,600	EUR	2,525	4/20/12	$(467,142)
Dow Jones Euro Stoxx 50 Index	35,650	EUR	2,550	4/20/12	(663,272)
Dow Jones Euro Stoxx 50 Index	19,500	EUR	2,600	4/20/12	(145,640)
FTSE 100 Index	10,900	GBP	5,975	4/20/12	(248,442)
FTSE 100 Index	5,750	GBP	6,000	4/20/12	(103,468)
NASDAQ 100 Index	1,065		$2,725	4/21/12	(6,107,775)
Nikkei 225 Index	1,150,000	JPY	9,750	4/13/12	(5,106,016)
S&P 500 Index	1,500		$1,395	4/21/12	(3,735,000)
S&P 500 Index	1,610		$1,400	4/21/12	(3,469,550)
SMI Index	5,600	CHF	6,250	4/20/12	(261,172)

Total Call Options Written (premiums received $20,761,787)					$(20,307,477)

Other Assets, Less Liabilities — 1.1%					$14,958,754

Net Assets — 100.0%					$1,383,830,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
PC	-	Participation Certificate
PFC Shares	-	Preference Shares
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound Sterling
JPY	-	Japanese Yen

(1)		Non-income producing security.
(2)		Amount is less than 0.05%.

Country Concentration of Portfolio

	N(000.000.000	N(000.000.000

Country	Percentage of Net Assets	Value
United States	54.2%	$749,672,838
United Kingdom	12.3	169,740,909
Japan	10.5	145,531,944
Germany	5.7	78,371,337
France	5.4	75,028,276
Switzerland	5.1	70,448,312
Spain	1.9	25,955,251
Italy	1.5	21,409,036
Netherlands	1.5	20,155,670
China	0.5	7,164,818
Ireland	0.4	5,707,934
Canada	0.3	4,297,465
Other Countries, less than 0.3% each	1.1	15,695,813

Total Investments	100.4%	$1,389,179,603

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,059,940,511

Gross unrealized appreciation	$380,946,374
Gross unrealized depreciation	(51,707,282)

Net unrealized appreciation	$329,239,092

Written call options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,288,865	$25,626,665
Options written	3,932,435	65,987,000
Options terminated in closing purchase transactions	(2,788,125)	(68,610,606)
Options expired	(1,185,000)	(2,241,272)

Outstanding, end of period	1,248,175	$20,761,787

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $20,307,477.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1	–	quoted prices in active markets for identical investments

•	Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$104,760,311	$64,182,973	$—	$168,943,284
Consumer Staples	56,997,155	81,220,776	—	138,217,931
Energy	56,636,818	58,560,240	—	115,197,058
Financials	73,884,725	105,405,142	—	179,289,867
Health Care	85,271,267	71,520,318	—	156,791,585
Industrials	52,391,265	73,184,423	—	125,575,688
Information Technology	299,318,961	35,757,999	—	335,076,960
Materials	14,816,204	58,383,308	—	73,199,512
Telecommunication Services	16,693,227	43,042,230	—	59,735,457
Utilities	12,350,928	24,801,333	—	37,152,261
Total Common Stocks	$773,120,861	$616,058,742 *	$—	$1,389,179,603
Total Investments	$773,120,861	$616,058,742	$—	$1,389,179,603

Liability Description
Call Options Written	$(13,312,325)	$(6,995,152)	$—	$(20,307,477)
Total	$(13,312,325)	$(6,995,152)	$—	$(20,307,477)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012